Parent Only Financial Statements - Schedule of Condensed Statement of Comprehensive Loss (Details) - Parent Company [Member] - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Operating expenses
General and administrative expenses	$ (304,578)	$ (21,109,992)
Interest expense	(542,105)
Total operating expenses	(846,683)	(21,109,992)
Loss from operations	(846,683)	(21,109,992)
Gain (loss) from investment in subsidiaries	(15,802,813)	(60,744,641)
Net loss from continuing operations attributable to controlling interest	(16,649,496)	(81,854,633)
Net income from discontinued operations attributable to controlling interest
Net loss from continuing operations attributable to ordinary shareholders	(16,649,496)	(81,854,633)
Net income from discontinued operations attributable to ordinary shareholders
Net loss	(16,649,496)	(81,854,633)
Other comprehensive income (loss)
Foreign currency translation adjustments	220,951	1,752,627
Total comprehensive loss	(16,428,545)	(80,102,006)
Comprehensive loss attributable to ordinary shareholders	$ (16,428,545)	$ (80,102,006)